Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets that Were Subject of Demand[3]			Assets that Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute[4]			Demand Withdrawn			Demand Rejected
Asset Class: RMBS
			#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance	#	$	% of Principal Balance
Palisades Mortgage Loan Trust, Series 2013-4 CIK # Not Applicable
		CitiMortgage, Inc.	4,334	$935,949,221.43	100.00%	419	$79,519,244.23	8.87%	0	$0	0.00%	418	$79,410,359.57	8.85%	1	$108,884.66	0.01%	0	$0	0.00%	0	$0	0.00%
Total			4,334	$935,949,221.43	100.00%	419	$79,519,244.23	8.87%	0	$0	0.00%	418	$79,410,359.57	8.85%	1	$108,884.66	0.01%	0	$0	0.00%	0	$0	0.00%

3 One (1) asset was subject to a repurchase demand during the reporting period ending on December 31, 2013. The numerical information presented in columns “Assets that Were Subject of Demand” through “Demand Rejected” of this table is as of March 31, 2014.

4 The cure period with respect to one (1) asset has expired; however, the entity that sold the asset to the Securitizer is continuing to attempt to cure the related breach of representations and warranties.